INTANGIBLE ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Intangible assets disclosures
Intangible assets	¥ 15,900	¥ 15,609
Less: accumulated amortization	(3,038)	(2,846)
Net book value	12,862	12,763
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	12,069	11,972
Net book value - intangible assets not subject to amortization	12,069	11,972
Other
Intangible assets disclosures
Intangible assets not subject to amortization	159	158
Net book value - intangible assets not subject to amortization	159	158
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	1,967	1,878
Less: accumulated amortization	(1,861)	(1,750)
Net book value - intangible assets to be amortized	106	128
Technology
Intangible assets disclosures
Intangible assets to be amortized	861	799
Less: accumulated amortization	(651)	(621)
Net book value - intangible assets to be amortized	210	178
Other
Intangible assets disclosures
Intangible assets to be amortized	844	802
Less: accumulated amortization	(526)	(475)
Net book value - intangible assets to be amortized	¥ 318	¥ 327